Share-based payment (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($) item	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) Y item	Dec. 31, 2016 bbl item $ / shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement	800,000			200,000	1,619,105
Number of salaries | item				3	3
Share Based Compensation Maximum Number Of Salaries Denominator | Y				3
Description of vesting requirements for share-based payment arrangement, share price threshold | $ / shares					$ 3
Number of shares issued | shares		61,029,772	59,167,584
Description of maximum term of options granted for share-based payment arrangement				10-year
Bonus Compensation Payment | $		$ 4,352,000
Value Creation Plan [Member]
Disclosure Of Share-based Payment [Line Items]
Maximum awards payable in variable number of shares in share-based payment arrangement | shares			3,024,172
Stock market price | $ / shares			$ 19.42
Share based compensation arrangement shares vesting percentage		50.00%	50.00%
Value Creation Plan [Member] | Director
Disclosure Of Share-based Payment [Line Items]
Percentage of shares under share based compensation			20.00%
Minimum
Disclosure Of Share-based Payment [Line Items]
Number of salaries | item	3
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of salaries | item	6
Number of shares issued | shares		5,000,000